UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Asset Management, LLC
Address: 500 Skokie Blvd.
         Northbrook IL 60062

Form 13F File Number: 28- 12697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Marks
Title: Managing Dirctor
Phone: 847-559-1002

Signature, Place, and Date of Signing:

/s/ Richard Marks                 Northbrook, IL                4/30/08
-----------------                 --------------                -------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------

Form 13F Information Table Entry Total: 87
                                        ------------------

Form 13F Information Table Value Total: 125,868
                                        ------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                Column 1               Column 2    Column 3     Column 4       Column 5     Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Value     Total  Sh/ Put/ Investment Other        Voting Authority
Name of Issuer                      Title of Class CUSIP        (x1,000)   Units  Prn Call Discretion Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
Aluminum Company Of America (alcoa) COM            013817 10 1     598.6    16,600 SH         Sole                16,600
Barrick Gold Corp Com               COM            067901 10 8   3,688.9    84,900 SH         Sole                84,900
Aero Grow International, Inc.       COM            00768M 10 3      57.5    19,223 SH         Sole                19,223
Alico Inc                           COM            016230 10 4   1,402.7    31,771 SH         Sole                31,771
Anooraq resources                   COM            03633E 10 8      46.2    14,000 SH         Sole                14,000
Alpha Natural Resources Inc         COM            02076X 10 2     608.2    14,000 SH         Sole                14,000
Anadarko petroleum                  COM            032511 10 7     280.5     4,450 SH         Sole                 4,450
Alliance Resources PLC              UT LTD PART    01877R 10 8   1,102.5    31,500 SH         Sole                31,500
American Express Company            COM            025816 10 9     894.1    20,450 SH         Sole                20,450
Black Hills CP                      COM            092113 10 9     322.0     9,000 SH         Sole                 9,000
Peabody Energy Corp                 COM            704549 10 4     560.5    10,990 SH         Sole                10,990
Citigroup Inc                       COM            172967 10 1     383.4    17,900 SH         Sole                17,900
Coeur D Alene Mines Corp            COM            192108 10 8   3,454.2   855,000 SH         Sole               855,000
Comcast Corporation Cl A            COM            20030N 10 1     207.0    10,703 SH         Sole                10,703
CME Group Inc.                      COM            12572Q 10 5     469.1     1,000 SH         Sole                 1,000
Conmed Healthcare Management        COM            207410 10 1      89.5    62,148 SH         Sole                62,148
Canadian Pacific Co                 COM            13645T 10 0     257.2     4,000 SH         Sole                 4,000
Cresud Inc.                         SPONSORED ADR  226406 10 6     388.0    25,000 SH         Sole                25,000
Credit Suisse Group                 SPONSORED ADR  225401 10 8     218.8     4,300 SH         Sole                 4,300
Disney Walt Company Holding Co      COM DISNEY     254687 10 6     533.5    17,000 SH         Sole                17,000
Duke Energy Corporation             COM            26441C 10 5     246.2    13,790 SH         Sole                13,790
IShares MSCI E.M.                   MSCI EMERG MKT 464287 23 4     334.1     2,486 SH         Sole                 2,486
8*8 Inc                             COM            282914 10 0      44.1    45,000 SH         Sole                45,000
Epicept Corp                        COM            294264 20 5      13.5    25,450 SH         Sole                25,450
EPIX Pharmaceuticals, Inc           COM NEW        26881Q 30 9      65.5    45,790 SH         Sole                45,790
Ishare MSCI Australia               MSCI AUSTRALIA 464286 10 3     231.8     9,000 SH         Sole                 9,000
Ishares msci Canada                 MSCI CDA INDEX 464286 50 9     454.7    15,000 SH         Sole                15,000
Ishare MSCI Sweden                  MSCI SWEDEN    464286 75 6     564.0    18,750 SH         Sole                18,750
Ishares MSCI Japan                  MSCI JAPAN     464286 84 9   1,423.8   115,100 SH         Sole               115,100
Ishares MSCI Switzerland            MSCI SWITZERLD 464286 74 9     414.1    16,000 SH         Sole                16,000
Ishares MSCI Singapore              MSCI SINGAPORE 464286 67 3     621.1    48,640 SH         Sole                48,640
Federated Investment                CL B           314211 10 3   1,292.3    33,000 SH         Sole                33,000
MKT Vect Gold Mnrs                  GOLD MINER ETF 57060U 10 0  63,546.3 1,332,208 SH         Sole             1,332,208
General Electric Co                 COM            369604 10 3   2,246.5    60,700 SH         Sole                60,700
Goldcorp Inc                        COM            380956 40 9     736.3    19,000 SH         Sole                19,000
Streettracks Gold Shares            GOLD SHS       863307 10 4   1,310.9    14,500 SH         Sole                14,500
Goodyear Tire                       COM            382550 10 1     258.0    10,000 SH         Sole                10,000
HSBC Holdings                       SPON ADR NEW   404280 40 6     370.4     4,500 SH         Sole                 4,500
Hewlett Packard                     COM            428236 10 3     390.4     8,550 SH         Sole                 8,550
Hormel Foods CP                     COM            440452 10 0     416.6    10,000 SH         Sole                10,000
Intl Business Machines Corp         COM            459200 10 1     287.9     2,500 SH         Sole                 2,500
Intel Corporation                   COM            458140 10 0     233.0    11,000 SH         Sole                11,000
Jetblue Airways CP                  COM            477143 10 1      59.7    10,300 SH         Sole                10,300
Johnson & Johnson                   COM            478160 10 4     531.3     8,190 SH         Sole                 8,190
ST JOE CO                           COM            790148 10 0     625.5    14,570 SH         Sole                14,570
Kinder Morgan Energy Partners L.P.  UT LTD PARTNER 494550 10 6     300.8     5,500 SH         Sole                 5,500
Coca-Cola Company                   COM            191216 10 0   1,009.5    16,585 SH         Sole                16,585
Crystallex Intl                     COM            22942F 10 1      45.4    20,000 SH         Sole                20,000
Ladenburg Thalmann                  COM            50575Q 10 2     567.4   303,430 SH         Sole               303,430
Las Vegas Sands Corporations        COM            517834 10 7     220.9     3,000 SH         Sole                 3,000
Mathstar Inc.                       COM            576801 20 3      62.6   100,935 SH         Sole               100,935
Mccormick & CO                      COM NON VTG    579780 20 6     332.7     9,000 SH         Sole                 9,000
3M Co.                              COM            88579Y 10 1     356.2     4,500 SH         Sole                 4,500
MPC Corporation                     COM            553166 10 9     116.1   331,851 SH         Sole               331,851
Manitowoc Co inc                    COM            563571 10 8     856.8    21,000 SH         Sole                21,000
Newmont Mining Corporation          COM            651639 10 6   7,248.0   160,000 SH         Sole               160,000
News Corp Ltd Spons Adr
   Repstg 4 Pfd Ltd                 CL B           65248E 20 3     234.4    12,500 SH         Sole                12,500
Northgate Mineral  Corporation      COM            666416 10 2   2,756.2   864,000 SH         Sole               864,000
Odyssey Healthcare                  COM            67611V 10 1     283.5    31,500 SH         Sole                31,500
Pepsi bottling Group                COM            713409 10 0     373.0    11,000 SH         Sole                11,000
Plum Creek Tim Reit                 COM            729251 10 8   1,132.3    27,820 SH         Sole                27,820
Pepsico Inc                         COM            713448 10 8   1,597.1    22,120 SH         Sole                22,120
Polymet Mining Corporation          COM            731916 10 2     748.0   236,700 SH         Sole               236,700
Piedmont Nat Gas                    COM            731916 10 2     564.6    21,500 SH         Sole                21,500
Powersecure                         COM            73936N 10 5     447.3    38,000 SH         Sole                38,000
Procera Networks, Inc.              COM            74269U 10 4     184.5   119,775 SH         Sole               119,775
Qualcomm Inc                        COM            747525 10 3     877.4    21,400 SH         Sole                21,400
Rubicon Minerals Corp               COM            780911 10 3     229.4   185,000 SH         Sole               185,000
SPDR DJ Wilshire INT                DJWS INTL REAL 78463X 86 3   1,358.2    25,700 SH         Sole                25,700
Rayonier Inc Reit                   COM            754907 10 3     499.6    11,500 SH         Sole                11,500
Smuckers J M New                    COM NEW        832696 40 5     623.4    12,317 SH         Sole                12,317
SPDR TR                             UNIT SER 1     78462F 10 3     740.7     5,613 SH         Sole                 5,613
Sutor Technology Grp                COM            869362 10 3     261.0    50,868 SH         Sole                50,868
Southwest Water Co                  COM            845331 10 7     896.7    81,000 SH         Sole                81,000
Tiffany & Co                        COM            886547 10 8     585.8    14,000 SH         Sole                14,000
Tan Range Exploration Corp          COM            87600U 10 4   1,006.3   175,000 SH         Sole               175,000
T Row price group                   COM            74144T 10 8     658.6    13,171 SH         Sole                13,171
TowerStream Corporation             COM            892000 10 0      17.7    14,600 SH         Sole                14,600
Time Warner Inc                     COM            887317 10 5     316.9    22,600 SH         Sole                22,600
Unilever PLC                        SPON ADR NEW   904767 70 4   1,163.3    34,500 SH         Sole                34,500
U.S. Gold Corporation               COM PAR $0.10  912023 20 7     186.1    73,279 SH         Sole                73,279
Veri-Tek International Corp.        COM            92342X 10 1     178.3    38,353 SH         Sole                38,353
Valence Technology Inc              COM            918914 10 2     503.5   114,165 SH         Sole               114,165
Wonder Auto Technology              COM            978166 10 6     555.5    75,000 SH         Sole                75,000
Walmart Stores Inc                  COM            931142 10 3   1,928.1    36,600 SH         Sole                36,600
Wrigley WM JR Co                    COM            982526 10 5     803.5    12,787 SH         Sole                12,787
Exxon Mobil Cp                      COM            30231G 10 2     761.2     9,000 SH         Sole                 9,000